EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 18 — EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated in accordance with ASC 260 for the years ended December 31, 2025, 2024 and 2023.

	For the Year Ended December 31,
	2025	2024	2023
Numerator:
Net income /(loss) attributable to the Company’s ordinary shareholders – basic	$(27,278,005)	$12,453,369	$10,545,978
Dilution impacts	—	—	—
Net income /(loss) attributable to the Company’s ordinary shareholders – diluted	(27,278,005)	12,453,369	10,545,978
Denominator:
Weighted average number of shares – basic	27,792,704	21,826,549	20,588,236
Effects of dilutive securities	—	—	—
Weighted average number of shares – diluted	27,792,704	21,826,549	20,588,236
Net income /(loss) per share, basic	$(0.98)	$0.57	$0.51
Net income /(loss) per share, diluted	$(0.98)	$0.57	$0.51

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method.

Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Shares related information for all periods retrospectively reflects the adjustments for Reverse Recapitalization (Note 3). The computation of diluted earnings per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts) on earnings per share. 8,823,529 Baird Medical Earnout Shares and 1,350,000 Earnout Shares are earnout arrangements that are subject to the contingently issuable shares guidance in ASC 260-10-45. They were excluded from the computation of earnings per share because they are included in the denominator in computing earnings per share only when the contingency has been met and there is no longer a circumstance in which those shares would not be issued in accordance with ASC260. 11,500,000 units of public warrants were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the year ended December 31, 2024 and 2025.

The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share. For the years ended December 31, 2025 and 2024, the computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of the Company’s preferred shares that would have an anti-dilutive effect (i.e. a decrease in loss per share amounts or an increase in earnings per share amounts) on net (loss)/income per share.